Fixed Assets - Intangible assets (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Acquisition costs | licenses, software and prepayments
Fixed Assets
Additions	€ 2,610	€ 24,224